1
Portfolio of Investments March 31, 2026
JRS
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 141.1% (97.3% of Total Investments)
244307715 COMMON STOCKS - 103 .2% ( 71 .2 % of Total Investments) 244307715
DATA CENTER REITS - 13.4%
84,112 Digital Realty Trust, Inc $ 15,157,823
16,971 Equinix, Inc 16,635,653
TOTAL DATA CENTER REITS 31,793,476
HEALTH CARE REITS - 16.3%
72,944 Alexandria Real Estate Equities, Inc 3,386,060
487,343 Healthpeak Properties, Inc 8,007,046
94,218 (a) Janus Living, Inc 2,220,718
178,950 Ventas, Inc 14,634,531
52,491 Welltower, Inc 10,377,996
TOTAL HEALTH CARE REITS 38,626,351
HOTEL & RESORT REITS - 3.5%
244,636 Host Hotels & Resorts, Inc 4,687,226
230,120 Pebblebrook Hotel Trust 2,906,416
78,955 Sunstone Hotel Investors, Inc 711,384
TOTAL HOTEL & RESORT REITS 8,305,026
INDUSTRIAL REITS - 13.7%
144,750 First Industrial Realty Trust, Inc 8,373,788
182,602 ProLogis, Inc 24,136,332
TOTAL INDUSTRIAL REITS 32,510,120
MULTI-FAMILY RESIDENTIAL REITS - 10.2%
28,527 AvalonBay Communities, Inc 4,659,886
69,784 Camden Property Trust 6,815,105
87,059 Equity Residential 5,149,540
21,120 Essex Property Trust, Inc 5,111,040
70,955 UDR, Inc 2,396,860
TOTAL MULTI-FAMILY RESIDENTIAL REITS 24,132,431
OFFICE REITS - 7.0%
119,875 BXP, Inc 6,221,513
100,605 Cousins Properties, Inc 2,270,655
217,290 Douglas Emmett, Inc 2,046,872
101,035 Kilroy Realty Corp 2,850,197
82,115 SL Green Realty Corp 3,033,328
TOTAL OFFICE REITS 16,422,565
OTHER SPECIALIZED REITS - 2.9%
250,390 VICI Properties, Inc 6,840,655
TOTAL OTHER SPECIALIZED REITS 6,840,655
RETAIL REITS - 21.4%
89,530 Acadia Realty Trust 1,711,813
69,965 Agree Realty Corp 5,273,962
71,980 Federal Realty Investment Trust 7,644,996
182,115 Kimco Realty Corp 4,092,124
270,061 Kite Realty Group Trust 6,629,997
290,469 Macerich Co 5,489,864
149,060 NNN REIT, Inc 6,264,992
103,460 Realty Income Corp 6,329,683
38,789 Simon Property Group, Inc 7,235,312
TOTAL RETAIL REITS 50,672,743
SELF-STORAGE REITS - 7.2%
180,727 CubeSmart 6,623,644
31,299 Extra Space Storage, Inc 4,104,238
23,475 Public Storage 6,358,908
TOTAL SELF-STORAGE REITS 17,086,790
SINGLE-FAMILY RESIDENTIAL REITS - 5.5%
149,902 American Homes 4 Rent, Class A 4,185,264
170,705 Invitation Homes, Inc 4,242,019
35,855 Sun Communities, Inc 4,516,296
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 12,943,579

Portfolio of Investments March 31, 2026
(continued)
JRS
2
SHARES DESCRIPTION VALUE
TELECOM TOWER REITS - 2.1%
28,900 SBA Communications Corp $ 4,973,979
TOTAL TELECOM TOWER REITS 4,973,979
TOTAL COMMON STOCKS
(Cost $187,864,539) 244,307,715
SHARES DESCRIPTION RATE VALUE
1,801,761 CONVERTIBLE PREFERRED SECURITIES - 0 .7% ( 0 .5 % of Total Investments) 1,801,761
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
30,155 Kimco Realty Corp 7 .250% 1,801,761
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,801,761
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $1,495,537) 1,801,761
SHARES DESCRIPTION RATE VALUE
88002265 PREFERRED STOCK - 37 .2% ( 25 .6 % of Total Investments) 88002265
ASSET MANAGEMENT & CUSTODY BANKS - 0.7%
44,840 DigitalBridge Group, Inc 7 .125 738,963
52,815 DigitalBridge Group, Inc 7 .150 858,244
TOTAL ASSET MANAGEMENT & CUSTODY BANKS 1,597,207
DATA CENTER REITS - 3.7%
194,120 Digital Realty Trust, Inc 5 .200 3,765,928
134,245 Digital Realty Trust, Inc 5 .850 2,954,732
95,960 Digital Realty Trust, Inc 5 .250 1,944,149
TOTAL DATA CENTER REITS 8,664,809
DIVERSIFIED REITS - 0.4%
34,560 AH Realty Trust, Inc 6 .750 752,026
10,000 CTO Realty Growth, Inc 6 .375 202,200
TOTAL DIVERSIFIED REITS 954,226
HOTEL & RESORT REITS - 3.8%
90,130 Chatham Lodging Trust 6 .625 1,802,600
21,740 Pebblebrook Hotel Trust 6 .300 419,582
151,610 Pebblebrook Hotel Trust 6 .375 2,941,234
88,100 Pebblebrook Hotel Trust 5 .700 1,532,059
55,820 Sunstone Hotel Investors, Inc 6 .125 1,076,768
69,935 Sunstone Hotel Investors, Inc 5 .700 1,309,183
TOTAL HOTEL & RESORT REITS 9,081,426
INDUSTRIAL REITS - 2.8%
56,719 ProLogis, Inc 8 .540 2,963,794
22,741 Rexford Industrial Realty, Inc 5 .875 491,547
158,030 Rexford Industrial Realty, Inc 5 .625 3,239,615
TOTAL INDUSTRIAL REITS 6,694,956
MULTI-FAMILY RESIDENTIAL REITS - 0.8%
34,353 Mid-America Apartment Communities, Inc 8 .500 1,840,290
TOTAL MULTI-FAMILY RESIDENTIAL REITS 1,840,290
OFFICE REITS - 11.8%
12,713 Highwoods Properties, Inc 8 .625 13,121,926
144,320 SL Green Realty Corp 6 .500 2,929,696
176,330 Vornado Realty Trust 4 .450 2,514,466
226,090 Vornado Realty Trust 5 .250 3,673,963
222,827 Vornado Realty Trust 5 .250 3,607,569
126,524 Vornado Realty Trust 5 .400 2,049,689
TOTAL OFFICE REITS 27,897,309
OTHER SPECIALIZED REITS - 0.1%
12,465 EPR Properties 5 .750 252,167
TOTAL OTHER SPECIALIZED REITS 252,167
RETAIL REITS - 6.8%
99,265 Agree Realty Corp 4 .250 1,667,652
134,110 Federal Realty Investment Trust 5 .000 2,586,982
156,704 Kimco Realty Corp 5 .250 3,134,080

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
SHARES DESCRIPTION RATE VALUE
RETAIL REITS (continued)
124,919 Kimco Realty Corp 5 .125% $ 2,419,681
51,590 Regency Centers Corp 5 .875 1,135,496
73,095 Regency Centers Corp 6 .250 1,633,673
19,725 Saul Centers, Inc 6 .125 406,335
127,775 Saul Centers, Inc 6 .000 2,886,437
3,184 Simon Property Group, Inc 8 .375 169,835
TOTAL RETAIL REITS 16,040,171
SELF-STORAGE REITS - 4.8%
44,661 National Storage Affiliates Trust 6 .000 1,012,465
3,225 Public Storage 4 .000 49,117
76,355 Public Storage 4 .000 1,162,887
2,940 Public Storage 3 .900 44,188
94,490 Public Storage 4 .625 1,655,465
26,360 Public Storage 4 .750 478,698
26,680 Public Storage 4 .700 476,505
83,290 Public Storage 4 .875 1,550,027
142,370 Public Storage 5 .600 3,106,513
102,599 Public Storage 5 .050 1,983,239
TOTAL SELF-STORAGE REITS 11,519,104
SINGLE-FAMILY RESIDENTIAL REITS - 1.5%
102,970 American Homes 4 Rent 6 .250 2,435,240
34,615 American Homes 4 Rent 5 .875 772,607
12,175 UMH Properties, Inc 6 .375 252,753
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 3,460,600
TOTAL PREFERRED STOCK
(Cost $107,604,043) 88,002,265
TOTAL LONG-TERM INVESTMENTS
(Cost $296,964,119) 334,111,741
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.9%(2.7% of Total Investments)
9198013 REPURCHASE AGREEMENTS - 3 .9% ( 2 .7 % of Total Investments) 9198013
$ 298,013 (b) Fixed Income Clearing Corporation 1 .060 04/01/26 298,013
8,900,000 (c) Fixed Income Clearing Corporation 3 .600 04/01/26 8,900,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,198,013) 9,198,013
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,198,013) 9,198,013
TOTAL INVESTMENTS - 145 .0%
(Cost $ 306,162,132 ) 343,309,754
BORROWINGS - (43.2)% (d),(e) (102,400,000)
OTHER ASSETS & LIABILITIES, NET -  (1.8)% (4,140,720)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 236,769,034
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 1.060% dated 3/31/26 to be repurchased at $298,022 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 3.375% and maturity date 11/30/27, valued at $304,068.
(c) Agreement with Fixed Income Clearing Corporation, 3.600% dated 3/31/26 to be repurchased at $8,900,890 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/55, valued at $9,078,146.
(d) Borrowings as a percentage of Total Investments is 29.8%.
(e) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $208,120,979 have been pledged as collateral for borrowings.

Portfolio of Investments March 31, 2026
(continued)
JRS
4
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
JRS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 244,307,715 $ – $ – $ 244,307,715
Convertible Preferred Securities 1,801,761 – – 1,801,761
Preferred Stock 88,002,265 – – 88,002,265
Short-Term Investments:
Repurchase Agreements – 9,198,013 – 9,198,013
Total $ 334,111,741 $ 9,198,013 $ – $ 343,309,754